Post-retirement pension and other defined benefit schemes (Tables)	12 Months Ended
Dec. 31, 2023
Post-retirement pension and other defined benefit schemes
Schedule of financial assumptions for major defined benefit schemes

				2022
	UK	US	Sweden	Rest of Group[1]
Inflation assumption	3.2%	–	1.9%	2.5%
Rate of increase in salaries	– [2]	–	3.4%	4.0%
Rate of increase in pensions in payment	3.1%	–	1.9%	2.5%
Discount rate – defined benefit obligation	4.9%	5.0%	4.1%	3.7%
Discount rate – interest cost	5.0%	4.9%	4.0%	3.8%
Discount rate – service cost	4.8%	n/a	4.0%	3.7%

					2023
	UK		US	Sweden	Rest of Group[1]
Inflation assumption	3.1	% [3]	–	1.6%	2.2%
Rate of increase in salaries	–	[2]	–	3.1%	3.7%
Rate of increase in pensions in payment	2.9%		–	1.6%	2.2%
Discount rate – defined benefit obligation[4]	4.6%		4.7%	3.3%	3.3%
Discount rate – interest cost[5]	4.6%		4.7%	3.3%	3.3%
Discount rate – service cost[5]	4.5%		n/a	3.3%	3.3%

1	Rest of Group reflects the assumptions in Germany as these have the most material impact on the Group.
2Pensionable pay frozen at 30 June 2010 levels following UK fund changes.
3The UK inflation assumption includes an allowance for some UK inflation experience over 2023.
4Group defined benefit obligation as at 31 December 2023 calculated using discount rates based on market conditions as at 31 December 2023.
52023 interest costs and service costs calculated using discount rates based on market conditions as at 31 December 2022.

Schedule of demographic assumptions for major defined benefit schemes

	Life expectancy assumption for a male member retiring at age 65				Life expectancy assumption for a female member retiring at age 65
Country	2023	2043	2022	2042	2023	2043	2022	2042
UK	22.1	23.1	22.2	23.2	23.7	24.8	23.8	24.9
US	22.2	24.6	22.0	23.2	23.3	26.2	23.4	25.0
Sweden	21.8	23.6	21.8	23.6	23.9	26.0	23.9	26.0

Schedule of risks associated with the Company's defined benefit pensions

Risk	Description	Mitigation
Asset pricing risk

The Defined Benefit Obligation (DBO) is calculated using a discount rate set with reference to AA-rated corporate bond yields; asset returns that differ from the discount rate will create an element of volatility in the solvency ratio. Approximately 45% of the UK Pension Fund is allocated to growth assets. Although these growth assets are expected to outperform AA-rated corporate bonds in the long term, they can lead to volatility and mismatching risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given the UK Pension Fund’s long-term objectives.

In order to mitigate investment risk, the Trustee invests in a suitably diversified range of asset classes, return drivers and investment managers. The investment strategy will evolve to further improve the expected risk/return profile as opportunities arise. De-risking of the investment strategy took place over 2023, as the Fund moved ahead of its long-term target, with the benchmark allocation to Growth Assets reducing from 62.5% to 47.5%.

The Trustee has hedged approximately 92% of unintended non-sterling, overseas currency risk within the UK Pension Fund assets.

Interest rate risk	A decrease in corporate bond yields will increase the present value placed on the DBO for accounting purposes.

The interest rate hedge of the UK Pension Fund is predominantly implemented via holding gilts (and gilt repurchase agreements or ‘gilt repo’) of appropriate duration. This hedge protects to a large degree against falls in long-term interest rates and the UK Pension Fund is approximately 98% hedged as a percentage of assets at the end of 2023 (versus target of 100%). Nonetheless, there remain differences in the bonds and instruments held by the UK Pension Fund to hedge interest rate risk on the statutory and long-term funding basis (gilts and gilt repo) and the bonds analysed to set the DBO discount rate on an accounting basis (AA corporate bonds). As such, there remains some mismatching risk on an accounting basis should yields on gilts diverge compared to AA corporate bonds.

Inflation risk

The majority of the DBO is indexed in line with price inflation (mainly inflation as measured by the UK Retail Price Index (RPI) but also for some members a component of pensions is indexed by the UK Consumer Price Index (CPI)) and higher inflation will lead to higher liabilities (although, in the vast majority of cases, this is capped at an annual increase of 5%, known as Limited Price Indexation or LPI).

The UK Pension Fund holds RPI index-linked gilts and gilt repo. The inflation hedge of the UK Pension Fund protects to some degree against higher-than-expected inflation increases on the DBO (approximately 100% hedged as a percentage of assets at the end of 2023). Over 2023, work was carried out by the Trustee to improve the accuracy of the hedge to LPI linked liabilities.

Life expectancy	The majority of the UK Pension Fund’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

In 2013 the Trustee entered into a longevity swap to hedge against the risk of increasing life expectancy over the next 75 years. The swap currently covers approximately 8,000 of the UK Pension Fund’s pensioners, equivalent to $2.4bn of Pension fund liability. A one-year increase in life expectancy would result in a $214m increase in pension fund obligations, which would be partially offset by a $108m increase in the value of the longevity swap and hence the pension fund assets.

Cash flow and liquidity risk

The UK Pension Fund is maturing and cash flow negative. Assets are liquidated to meet benefit outgo and potentially from time to time, to supplement the collateral pool required to post margin for derivative holdings.

There is a risk of the Trustee requesting liquidity support from the Group to meet margin calls or expenditure, if the liquidity position of the UK Pension Fund is not effectively monitored and managed.

The Trustee invests in a diversified portfolio of highly liquid assets to manage sequencing risk and operates a collateral management policy, maintaining a minimum liquidity ‘buffer’ above recommended regulatory guidelines, which can be quickly supplemented in an orderly manner.

Over 2023, in addition to the Growth and Liability Hedging portfolios, the Trustee allocated 7% of assets to a new, cash flow driven investment portfolio, consisting of investment grade corporate bonds. The purpose of this portfolio is to generate income to help meet the Fund’s benefit outgo. The portfolio is expected to grow over time as further de-risking occurs.

Schedule of fair values of scheme assets

											2022
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,931	–	104	–	–	–	60	–	2,095	–	2,095
Corporate bonds[2]	–	–	622	–	–	–	11	–	633	–	633
Derivatives[3]	–	(608)	(2)	(3)	–	325	(2)	–	(4)	(286)	(290)
Investment funds: Listed Equities[4]	–	265	–	–	–	–	49	4	49	269	318
Investment funds: Absolute Return/Multi Strategy[4]	–	1,701	–	–	–	475	6	–	6	2,176	2,182
Investment funds: Corporate Bonds/Credit[4]	–	817	–	–	–	144	49	10	49	971	1,020
Cash and cash equivalents	52	415	285	–	–	2	–	4	337	421	758
Other	–	–	–	2	–	–	1	311	1	313	314
Total fair value of scheme assets/(liabilities)[5]	1,983	2,590	1,009	(1)	–	946	174	329	3,166	3,864	7,030

											2023
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	2,383	–	61	–	–	–	51	–	2,495	–	2,495
Corporate bonds[2]	373	–	94	–	–	–	6	–	473	–	473
Derivatives[3]	–	(532)	–	–	–	440	–	–	–	(92)	(92)
Investment funds: Listed Equities[4]	–	321	–	–	–	–	53	3	53	324	377
Investment funds: Absolute Return/Multi Strategy[4]	–	1,131	–	–	–	461	5	8	5	1,600	1,605
Investment funds: Corporate Bonds/Credit[4]	–	667	–	–	–	165	48	–	48	832	880
Cash and cash equivalents	53	363	5	–	–	2	–	3	58	368	426
Other	–	–	–	–	–	–	(1)	316	(1)	316	315
Total fair value of scheme assets[5]	2,809	1,950	160	–	–	1,068	162	330	3,131	3,348	6,479

1	Predominantly developed markets in nature.
2	Predominantly developed markets in nature and investment grade (AAA-BBB).
3	Includes interest rate swaps, inflation swaps, longevity swap, equity total return swaps and other contracts. More detail is given in the section Risks associated with the Group’s defined benefit pensions on page 187. Valuations are determined by independent third parties.
4	Investment Funds are pooled, commingled vehicles, whereby the pension scheme owns units in the fund, alongside other investors. The pension schemes invest in a number of Investment Funds, including Listed Equities (primarily developed markets with some emerging markets), Corporate Bonds/Credit (a range of investment-grade and non investment-grade credit) and Absolute Return/Multi Strategy (multi-asset exposure both across and within traditional and alternative asset classes). The price of the funds is set by independent administrators/custodians employed by the investment managers and based on the value of the underlying assets held in the fund. Details of pricing methodology is set out within internal control reports provided for each fund. Prices are updated daily, weekly or monthly depending upon the frequency of the fund’s dealing.
5	None of the Group’s own assets were included in the scheme assets (2022: $1m). The assets held in 2022 were AstraZeneca corporate debt held by the US qualified plan and amounted to 0.05% of the plan's then assets.

Schedule of scheme obligations, net deficit (surplus), fair value of scheme assets and movements

Scheme obligations

					2022
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(212)	(54)	(430)	(424)	(1,120)
Deferred membership	(804)	(437)	(369)	(299)	(1,909)
Pensioners	(3,785)	(531)	(513)	(250)	(5,079)
Total value of scheme obligations	(4,801)	(1,022)	(1,312)	(973)	(8,108)

					2023
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(233)	(45)	(553)	(442)	(1,273)
Deferred membership	(853)	(2)	(443)	(294)	(1,592)
Pensioners	(4,075)	(107)	(606)	(254)	(5,042)
Total value of scheme obligations	(5,161)	(154)	(1,602)	(990)	(7,907)

Net (deficit)/surplus in the scheme

						2022
	UK	US	Sweden	Rest of Group		Total
	$m	$m	$m	$m		$m
Total fair value of scheme assets	4,573	1,008	946	503		7,030
Total value of scheme obligations	(4,801)	(1,022)	(1,312)	(973)		(8,108)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(228)	(14)	(366)	(470)		(1,078)
Included in Non-current other receivables	–	62	–	28	[1]	90
Included in Retirement benefit obligations	(228)	(76)	(366)	(498)		(1,168)
	(228)	(14)	(366)	(470)		(1,078)

						2023
	UK	US	Sweden	Rest of Group		Total
	$m	$m	$m	$m		$m
Total fair value of scheme assets	4,759	160	1,068	492		6,479
Total value of scheme obligations	(5,161)	(154)	(1,602)	(990)		(7,907)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(402)	6	(534)	(498)		(1,428)
Included in Non-current other receivables	–	66	–	26	[1]	92
Included in Retirement benefit obligations	(402)	(60)	(534)	(524)		(1,520)
	(402)	6	(534)	(498)		(1,428)

1	Surpluses were recognised in Ireland and Belgium.

Fair value of scheme assets

					2023					2022
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At beginning of year	4,573	1,008	946	503	7,030	7,333	1,413	1,234	584	10,564
Interest income on scheme assets	229	22	38	11	300	123	29	18	5	175
Expenses	(9)	(1)	–	(1)	(11)	(5)	(2)	–	–	(7)
Actuarial (losses)/gains	(59)	2	37	(45)	(65)	(1,964)	(295)	(153)	(55)	(2,467)
Exchange and other adjustments	262	(1)	48	20	329	(728)	–	(152)	(34)	(914)
Employer contributions	65	35	46	42	188	118	7	43	37	205
Participant contributions	1	4	–	7	12	1	5	–	5	11
Benefits paid	(303)	(68)	(47)	(45)	(463)	(305)	(149)	(44)	(39)	(537)
Settlements	–	(841)	–	–	(841)	–	–	–	–	–
Scheme assets’ fair value at end of year	4,759	160	1,068	492	6,479	4,573	1,008	946	503	7,030

Movement in post-retirement scheme obligations

					2023					2022
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Present value of obligations in scheme at beginning of year	(4,801)	(1,022)	(1,312)	(973)	(8,108)	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)
Current service cost	(6)	(2)	(13)	(35)	(56)	(14)	(1)	(35)	(38)	(88)
Past service credit/(cost)	12	–	(2)	2	12	(5)	–	(4)	3	(6)
Participant contributions	(1)	(4)	–	(7)	(12)	(1)	(4)	–	(5)	(10)
Benefits paid	303	68	47	45	463	305	149	44	39	537
Interest expense on post-retirement scheme obligations	(239)	(22)	(50)	(27)	(338)	(132)	(29)	(31)	(12)	(204)
Actuarial (losses)/gains	(155)	(12)	(202)	28	(341)	2,243	268	806	268	3,585
Exchange and other adjustments	(274)	1	(70)	(34)	(377)	744	(1)	281	72	1,096
Settlements	–	839	–	11	850	–	–	–	–	–
Present value of obligations in scheme at end of year	(5,161)	(154)	(1,602)	(990)	(7,907)	(4,801)	(1,022)	(1,312)	(973)	(8,108)

					2023					2022
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funded – pension schemes[1]	(5,151)	–	(1,599)	(868)	(7,618)	(4,787)	(851)	(1,310)	(842)	(7,790)
Funded – post-retirement healthcare	–	(94)	–	–	(94)	–	(111)	–	–	(111)
Unfunded – pension schemes[1]	–	(60)	(3)	(113)	(176)	–	(60)	(2)	(122)	(184)
Unfunded – post-retirement healthcare	(10)	–	–	(9)	(19)	(14)	–	–	(9)	(23)
Total	(5,161)	(154)	(1,602)	(990)	(7,907)	(4,801)	(1,022)	(1,312)	(973)	(8,108)

1	Includes defined benefit pension schemes and other plans, such as lump sum, long service awards and DC plans with underpins.

Schedule of amounts charged to Consolidated Statement of Comprehensive Income, in respect of defined benefit schemes

					2023					2022
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Operating profit
Current service cost	(6)	(2)	(13)	(35)	(56)	(14)	(1)	(35)	(38)	(88)
Past service credit/(cost)	12	–	(2)	2	12	(5)	–	(4)	3	(6)
Expenses	(9)	(1)	–	(1)	(11)	(5)	(2)	–	–	(7)
Total charge to Operating profit	(3)	(3)	(15)	(34)	(55)	(24)	(3)	(39)	(35)	(101)
Finance expense
Interest income on scheme assets	229	22	38	11	300	123	29	18	5	175
Interest expense on post-retirement scheme obligations	(239)	(22)	(50)	(27)	(338)	(132)	(29)	(31)	(12)	(204)
Net interest on post-employment defined benefit plan liabilities	(10)	–	(12)	(16)	(38)	(9)	–	(13)	(7)	(29)
Charge before taxation	(13)	(3)	(27)	(50)	(93)	(33)	(3)	(52)	(42)	(130)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(59)	2	37	(45)	(65)	(1,964)	(295)	(153)	(55)	(2,467)
Experience (losses)/gains arising on the post-retirement scheme obligations	(25)	(2)	(67)	(13)	(107)	55	(16)	(99)	(6)	(66)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(142)	(10)	(135)	44	(243)	2,272	284	896	275	3,727
Changes in demographic assumptions	12	–	–	(3)	9	(84)	–	9	(1)	(76)
Remeasurement of the defined benefit liability	(214)	(10)	(165)	(17)	(406)	279	(27)	653	213	1,118

Schedule of pension cost

	2023	2022
	$m	$m
Defined contribution schemes	482	445
Defined benefit schemes − Current service cost and Expenses	67	95
Defined benefit schemes − Past service (credit)/cost	(12)	6
Pension costs	537	546

Schedule of rate sensitivities of significant actuarial assumptions

		2023		2022
	+0.5%	−0.5%	+0.5%	−0.5%
Discount rate
UK ($m)	269	(308)	262	(289)
US ($m)	4	(4)	46	(49)
Sweden ($m)	109	(123)	95	(107)
Total ($m)	382	(435)	403	(445)

		2023		2022
	+0.5%	−0.5%	+0.5%	−0.5%
Inflation rate[1]
UK ($m)	(189)	184	(173)	165
US ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(116)	104	(104)	93
Total ($m)	(305)	288	(277)	258

		2023		2022
	+0.5%	−0.5%	+0.5%	−0.5%
Rate of increase in salaries
UK ($m)	n/a	n/a	n/a	n/a
US ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(46)	42	(47)	43
Total ($m)	(46)	42	(47)	43

			2023			2022
	+1 year		−1 year		+1 year	−1 year
Mortality rate
UK ($m)	(214)	[2]	212	[3]	(191)	193
US ($m)	(2)		2		(20)	20
Sweden ($m)	(51)		51		(44)	44
Total ($m)	(267)		265		(255)	257

1	Rate of increase in pensions in payment follows inflation.
2	Of the $214m increase, $108m is covered by the longevity swap.
3	Of the $212m decrease, $106m is covered by the longevity swap.